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June 30, 2010

VIA EDGAR AND FEDERAL EXPRESS

Ms. Mary Beth Breslin

Division of Corporation Finance

Securities and Exchange Commission

Division of Corporate Finance

100 F Street NE, Mail Stop 3030

Washington, D.C. 20549

U.S.A.

RE:	NXP Semiconductors N.V. Amendment No. 2 to Registration Statement on Form F-1 (File No. 333-166128), Filed on June 10, 2010

Ladies and Gentlemen:

On behalf of NXP Semiconductors N.V. (the “Company”), we hereby submit for your review Amendment No. 3 (“Amendment No. 3”) to the above-referenced registration statement (the “Registration Statement”) of the Company, originally filed with the Securities and Exchange Commission (the “Commission”) on April 16, 2010, pursuant to the Securities Act of 1933, as amended. An electronic version of Amendment No. 3 has been concurrently filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval (“EDGAR”) system. We have enclosed four copies of Amendment No. 3, which have been marked to show changes from the Amendment No. 2 to the Registration Statement (“Amendment No. 2”), as filed on June 10, 2010. The Registration Statement has been revised in response to the Staff’s comments and generally updates the information contained therein.

In addition, we are providing the following responses to the comments contained in the comment letter of the staff of the Commission (the “Staff”) to the Company, dated June 24, 2010, relating to the Registration Statement. For convenience of reference, the text of the comments in the Staff’s letter has been reproduced in bold herein. Please note that all page numbers in our responses are references to the page numbers of Amendment No. 3, unless otherwise noted. The responses and information described below are based upon information provided to us by the Company.

Company Information, page 5

1.	We note your response to comments 3 and 16 and may have further comments after you submit the disclosure requested.

In response to the Staff’s comment regarding its prior comment 3, the Company has revised the disclosure accordingly.

In addition, in response to the Staff’s comment regarding its prior comment 3, we respectfully inform the Staff that the Company will file the form of registration rights agreements, to be entered into by the Private Equity Consortium, Philips, the Management Foundation and the Company, with a future pre-effective amendment to the Registration Statement.

We note the Staff’s comment regarding its prior comment 16 and respectfully inform the Staff that all market size data in Amendment No. 3 is the most current available data. In addition, the Company will continue to update market size data in all future pre-effective amendments to the Registration Statement as and when more current information becomes available.

Loss of our key management . . ., page 24

2.	Expand the disclosure added here to quantify the reduction in shareholding required and to clarify who are “eligible employees.” Also tell us what exhibit governs this arrangement.

In response to the Staff’s comment, the Company has revised the disclosure on page 24 accordingly and has filed the NXP Management Equity Plan 2009, the conditions of administration of the Management Foundation and the NXP Global Equity Incentive Program as Exhibits 10.24, 10.25 and 10.26, respectively, with Amendment No. 3.

Use of Proceeds, page 34

3.	Please update the third paragraph of this section.

In response to the Staff’s comment, the Company has revised the disclosure on page 34 accordingly.

Sales. Marketing, and Customers, page 109

4.	Please note that the example mentioned in prior comment 17 was not an exhaustive list of potential material effects of the laws you cite. Please revise your disclosure or expand your response accordingly.

In response to the Staff’s comment, the Company has revised the disclosure on page 109 accordingly.

Exhibit Index, page II-6

5.	Please note that we may have further comments after you file the Virage Logic exhibit as well as other exhibits to be filed by amendment

In response to the Staff’s comment, the Company has filed together with this Amendment No. 3 its agreement with Virage Logic, as well as a number of other exhibits.

6.	Please file a complete copy of your agreements. We note, for example, the annexes mentioned in Exhibits 10.6 and 10.9 are not included.

In response to the Staff’s comment, subject to our separate Confidential Treatment Requests, the Company has filed complete copies of all agreements that have been filed as exhibits, including by refiling Exhibits 10.6 and 10.9.

* * * * *

Should you have any questions regarding this filing or wish to discuss the above responses, please do not hesitate to contact Nicholas J. Shaw at +44-(0)20-7275-6558, Gil J. Strauss at +44-(0)20-7275-6516 or Wim De Vlieger at +44-(0)20-7275-6154 of Simpson Thacher & Bartlett LLP.

Very truly yours,

/S/ NICHOLAS J. SHAW
Nicholas J. Shaw

Enclosures

Cc:	Gabriel Eckstein
Kevin Kuhar
Jay Webb